Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Basic Net (Loss) Income per share
Net income (loss)	$ 8,879	$ (5,548)	$ (6,582)	$ (5,854)	$ (7,609)	$ 8,593	$ 19,081	$ (3,251)	$ 20,065	$ 14,211	[1]	$ (29,739)	[1]
Preferred stock extinguishment										0		15,529
Net income (loss)	8,879				(7,609)			(3,251)	20,065
Less: income allocated to participating securities	0				0			0	(19,502)	(14,045)		0
Net income (loss) attributable to common shareholders	$ 8,879				$ (7,609)			$ (3,251)	$ 563	$ 166		$ (14,210)
Weighted average common shares outstanding - basic	16,701,967				1,438,584			6,588,282	1,398,954	1,410,549		1,195,875
Net income (loss) per share—basic	$ 0.53				$ (5.29)			$ (0.49)	$ 0.40	$ 0.12		$ (11.88)
Diluted Net income (Loss) per share
Net income (loss)	$ 8,879	$ (5,548)	$ (6,582)	$ (5,854)	$ (7,609)	$ 8,593	$ 19,081	$ (3,251)	$ 20,065	$ 14,211	[1]	$ (29,739)	[1]
Preferred stock extinguishment										0		15,529
Less: income allocated to participating securities										(13,912)		0
Net income (loss) attributable to common shareholders	$ 8,512				$ (7,609)			$ (3,251)	$ 972	$ 299		$ (14,210)
Weighted average common shares outstanding—basic	16,701,967				1,438,584			6,588,282	1,398,954	1,410,549		1,195,875
Weighted average effect of dilutive stock options										1,244,300		0
Weighted average common shares outstanding—diluted	20,067,715				1,438,584			6,588,282	2,505,240	2,654,849		1,195,875
Net income (loss) per share—diluted	$ 0.42				$ (5.29)			$ (0.49)	$ 0.39	$ 0.11		$ (11.88)
Net income (loss)	$ 8,879				$ (7,609)			$ (3,251)	$ 20,065
Less: gain on change in fair value of private placement warrants	$ (367)									$ (9)		$ 20
Less: income allocated to participating securities									$ (19,093)
Public Warrants
Diluted Net income (Loss) per share
Weighted average effect of dilutive securities	61,737
Private Placement Warrants
Diluted Net income (Loss) per share
Weighted average effect of dilutive securities	1,923
Series C Convertible Preferred Stock Warrants [Member]
Diluted Net income (Loss) per share
Weighted average common shares outstanding—diluted	20,067,715							6,588,282
Stock Options [Member]
Diluted Net income (Loss) per share
Weighted average effect of dilutive securities	3,302,088								1,106,286

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 14.